Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total	$ 31,377
Less: Accumulated depreciation	(14,196)
Property and equipment, net	17,181	$ 18,313
Previously Reported [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total		31,598
Less: Accumulated depreciation		(13,285)
Property and equipment, net		18,313
Computer systems and servers [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total	1,124
Computer systems and servers [Member] | Previously Reported [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total		1,083
Test and computer equipment [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total	16,831
Test and computer equipment [Member] | Previously Reported [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total		16,988
Lab equipment [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total	9,565
Lab equipment [Member] | Previously Reported [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total		9,604
Furniture and fixtures [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total	281
Furniture and fixtures [Member] | Previously Reported [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total		286
Leasehold improvements [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total	$ 3,576
Leasehold improvements [Member] | Previously Reported [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total		$ 3,637